Bank Loan Core Fund
Portfolio of Investments
March 31, 2024 (unaudited)
Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—84.3%
		Aerospace/Defense—0.9%
$ 4,172,570		TransDigm, Inc., 2023 Term Loan I–1st Lien, 8.570% (SOFR CME +3.250%), 8/24/2028	$ 4,191,493
		Airlines—0.6%
1,369,444		American Airlines, Inc., 2021 Term Loan–1st Lien, 10.329% (SOFR CME +4.750%), 4/20/2028	1,424,510
656,250		SkyMiles IP Ltd., 2020 Skymiles Term Loan B–1st Lien, 9.068% (SOFR CME +3.750%), 10/20/2027	677,647
1,000,000		United Airlines, Inc., 2024 Term Loan B–1st Lien, 8.076% (SOFR CME +2.750%), 2/15/2031	1,002,810
		TOTAL	3,104,967
		Automotive—2.3%
2,000,000		Adient U.S., LLC, 2024 Term Loan B2–1st Lien, 8.076% (SOFR CME +2.750%), 1/31/2031	2,007,500
3,493,750		Clarios Global, LP, 2024 Term Loan B–1st Lien, 8.330% (SOFR CME +3.000%), 5/6/2030	3,506,852
2,189,584		DexKo Global, Inc., 2021 USD Term Loan B–1st Lien, 9.321% (SOFR CME +3.750%), 10/4/2028	2,171,794
498,750		DexKo Global, Inc., 2023 Incremental Term Loan–1st Lien, 9.559% (SOFR CME +4.250%), 10/4/2028	497,503
1,940,000		RealTruck Group, Inc., 2021 Term Loan B–1st Lien, 8.945% (SOFR CME +3.500%), 1/31/2028	1,927,390
1,321,172		TI Group Automotive Systems, LLC, 2021 USD Term Loan–1st Lien, 8.695% (SOFR CME +3.250%), 12/16/2026	1,326,681
		TOTAL	11,437,720
		Building Materials—4.7%
2,436,250		American Builders & Contractors Supply Co., Inc., 2024 Term Loan B–1st Lien, 7.330% (SOFR CME +2.000%), 1/31/2031	2,439,673
1,000,000	[2]	Beacon Roofing Supply, Inc., 2024 Fungible Term Loan B–1st Lien, TBD, 5/19/2028	1,002,160
1,879,621		CP Atlas Buyer, Inc., 2021 Term Loan B–1st Lien, 9.180% (SOFR CME +3.750%), 11/23/2027	1,860,580
2,395,650		Foundation Building Materials Holding Co., LLC, 2021 Term Loan–1st Lien, 8.824% (SOFR CME +3.250%), 1/31/2028	2,401,088
500,000		Foundation Building Materials Holding Co., LLC, 2024 Term Loan B2–1st Lien, 9.313% (SOFR CME +4.000%), 1/29/2031	502,720
1,875,000		GYP Holdings III Corp., 2024 Term Loan–1st Lien, 7.580% (SOFR CME +2.250%), 5/12/2030	1,878,525
1,438,926		Icebox Holdco III, Inc., 2021 Term Loan–1st Lien, 9.071% (SOFR CME +3.500%), 12/22/2028	1,441,171
1,160,000		Icebox Holdco III, Inc., 2021 Term Loan–2nd Lien, 12.321% (SOFR CME +6.750%), 12/21/2029	1,136,800
2,000,000	[2]	MI Windows and Doors, LLC, 2024 Term Loan B2–1st Lien, TBD, 3/21/2031	2,011,880
1,447,652		SRS Distribution, Inc., 2021 Term Loan B–1st Lien, 8.945% (SOFR CME +3.500%), 6/2/2028	1,459,299
2,576,954		SRS Distribution, Inc., 2022 Incremental Term Loan–1st Lien, 8.680% (SOFR CME +3.250%), 6/2/2028	2,594,194
1,895,250		Tecta America Corp., 2023 Term Loan B–1st Lien, 9.691% (SOFR CME +4.250%), 4/10/2028	1,902,509
2,391,126		White Cap Buyer, LLC, Term Loan B–1st Lien, 9.080% (SOFR CME +3.750%), 10/19/2027	2,401,013
		TOTAL	23,031,612
		Cable Satellite—2.7%
2,804,769		Charter Communications Operating, LLC, 2019 Term Loan B2–1st Lien, 7.076% (SOFR CME +1.750%), 2/1/2027	2,807,265
1,000,000		Charter Communications Operating, LLC, 2023 Term Loan B4–1st Lien, 7.329% (SOFR CME +2.000%), 12/7/2030	991,175
576,329		DirecTV Financing, LLC, Term Loan–1st Lien, 10.445% (SOFR CME +5.000%), 8/2/2027	577,770
3,000,000		UPC Financing Partnership, 2021 USD Term Loan AX–1st Lien, 8.440% (SOFR CME +3.000%), 1/31/2029	2,992,335
3,500,000		Virgin Media Bristol, LLC, 2023 USD Term Loan Y–1st Lien, 8.790% (SOFR CME +3.250%), 3/31/2031	3,452,837
2,500,000		Ziggo Financing Partnership, USD Term Loan I–1st Lien, 7.940% (SOFR CME +2.500%), 4/30/2028	2,467,188
		TOTAL	13,288,570
		Chemicals—4.3%
1,197,542		Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B6–1st Lien, 7.330% (SOFR CME +2.000%), 12/20/2029	1,200,746
1,910,011		Element Solutions, Inc., 2023 Term Loan B–1st Lien, 7.326% (SOFR CME +2.000%), 12/18/2030	1,913,994
1,492,500		H.B. Fuller Co., 2024 Term Loan B–1st Lien, 7.330% (SOFR CME +2.000%), 2/15/2030	1,497,724
1,510,372		Illuminate Buyer, LLC, 2024 Term Loan B–1st Lien, 8.945% (SOFR CME +3.500%), 12/31/2029	1,513,997
3,824,917		Koppers, Inc., Term Loan B–1st Lien, 8.930% (SOFR CME +3.500%), 4/10/2030	3,839,260
2,136,210		Lonza Group AG, USD Term Loan B–1st Lien, 9.334% (SOFR CME +3.925%), 7/3/2028	2,016,529
2,934,579		Olympus Water US Holding Corp., 2021 USD Term Loan B–1st Lien, 9.321% (SOFR CME +3.750%), 11/9/2028	2,939,905

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Chemicals—continued
$ 970,131		Olympus Water US Holding Corp., 2024 Term Loan–1st Lien, 9.566% (SOFR CME +4.250%), 11/9/2028	$ 974,380
1,872,324		Potters Industries, LLC, Term Loan B–1st Lien, 9.409% (SOFR CME +4.000%), 12/14/2027	1,880,516
1,446,282		PQ Corp., 2021 Term Loan B–1st Lien, 7.913% (SOFR CME +2.500%), 6/9/2028	1,447,410
1,483,784		Sparta U.S. HoldCo., LLC, 2021 Term Loan–1st Lien, 8.687% (SOFR CME +3.250%), 8/2/2028	1,487,359
		TOTAL	20,711,820
		Consumer Cyclical Services—3.9%
1,511,578		Allied Universal Holdco, LLC, 2021 USD Incremental Term Loan B–1st Lien, 9.180% (SOFR CME +3.750%), 5/12/2028	1,511,434
2,786,000		Allied Universal Holdco, LLC, 2023 Term Loan B–1st Lien, 10.080% (SOFR CME +4.750%), 5/12/2028	2,797,437
1,292,723		AP Core Holdings II, LLC, Amortization Term Loan B1–1st Lien, 10.945% (SOFR CME +5.500%), 9/1/2027	1,269,777
1,965,984		Core & Main, LP, 2021 Term Loan B–1st Lien, 7.932% –8.056% (SOFR CME +2.500%), 7/27/2028	1,968,038
1,500,000		Core & Main, LP, 2024 Incremental Term Loan B–1st Lien, 7.564% (SOFR CME +2.250%), 2/9/2031	1,501,875
2,375,000		Dun & Bradstreet Corp. (The), 2024 Term Loan B–1st Lien, 8.082% (SOFR CME +2.750%), 1/18/2029	2,377,221
3,221,523		Garda World Security Corp., 2022 Term Loan B–1st Lien, 9.583% (SOFR CME +4.250%), 2/1/2029	3,231,606
2,416,400		Imagine Learning, LLC, Term Loan–1st Lien, 8.830% (SOFR CME +3.500%), 12/21/2029	2,413,803
1,992,500		OMNIA Partners, LLC, 2024 Term Loan B–1st Lien, 9.074% (SOFR CME +3.750%), 7/25/2030	2,004,017
		TOTAL	19,075,208
		Consumer Products—2.0%
2,420,208		BCPE Empire Holdings, Inc., 2024 Term Loan–1st Lien, 9.330% (SOFR CME +4.000%), 12/11/2028	2,425,654
2,413,484		CNT Holdings I Corp., 2020 Term Loan–1st Lien, 8.817% (SOFR CME +3.500%), 11/8/2027	2,420,833
1,616,444		Energizer Holdings, Inc., 2020 Term Loan–1st Lien, 7.693% (SOFR CME +2.250%), 12/22/2027	1,617,656
1,400,000		Fleet Midco I Ltd., 2024 Term Loan B–1st Lien, 8.580% (SOFR CME +3.250%), 2/21/2031	1,403,500
1,742,998		Illuminate Merger Sub Corp., Term Loan–1st Lien, 8.571% (SOFR CME +3.000%), 7/21/2028	1,740,688
		TOTAL	9,608,331
		Diversified—0.2%
980,077		Pre-Paid Legal Services, Inc., 2021 Term Loan–1st Lien, 9.195% (SOFR CME +3.750%), 12/15/2028	976,661
		Diversified Manufacturing—1.7%
3,081,918		Emrld Borrower, LP, Term Loan B–1st Lien, 7.790% (SOFR CME +2.500%), 5/31/2030	3,084,229
946,643		Gardner Denver, Inc., 2020 USD Term Loan B2–1st Lien, 7.176% (SOFR CME +1.750%), 3/1/2027	949,701
1,213,908		Gates Global, LLC, 2021 Term Loan B3–1st Lien, 7.930% (SOFR CME +2.500%), 3/31/2027	1,217,465
1,274,310		Gates Global, LLC, 2022 Term Loan B4–1st Lien, 8.330% (SOFR CME +3.000%), 11/16/2029	1,279,999
1,835,545		Watlow Electric Manufacturing Co., Term Loan B–1st Lien, 9.329% (SOFR CME +3.750%), 3/2/2028	1,843,411
		TOTAL	8,374,805
		Finance Companies—1.1%
3,250,000		GTCR W. Merger Sub, LLC, USD Term Loan B–1st Lien, 8.309% (SOFR CME +3.000%), 1/31/2031	3,265,584
2,290,187		NEXUS Buyer, LLC, Term Loan B–1st Lien, 9.176% (SOFR CME +3.750%), 11/9/2026	2,287,324
		TOTAL	5,552,908
		Food & Beverage—1.1%
1,365,000		Aramark Services, Inc., 2019 Term Loan B4–1st Lien, 7.195% (SOFR CME +1.750%), 1/15/2027	1,366,194
750,000	[2]	Aramark Services, Inc., 2024 Term Loan B7–1st Lien, TBD, 4/6/2028	751,174
932,955		City Brewing Co., LLC, Closing Date Term Loan–1st Lien, 9.078% (SOFR CME +3.500%), 4/5/2028	732,622
2,242,864		US Foods, Inc., 2021 Term Loan B–1st Lien, 7.324% (SOFR CME +2.000%), 11/22/2028	2,255,255
		TOTAL	5,105,245
		Gaming—3.7%
2,500,000		Caesars Entertainment, Inc., 2024 Term Loan B1–1st Lien, 8.040% (SOFR CME +2.750%), 2/6/2031	2,505,075
1,935,375		Caesars Entertainment, Inc., Term Loan B–1st Lien, 8.663% (SOFR CME +3.250%), 2/6/2030	1,943,310
1,379,761		Century Casinos, Inc., 2022 Term Loan–1st Lien, 11.426% (SOFR CME +6.000%), 4/2/2029	1,357,347
3,196,275		Great Canadian Gaming Corp., 2021 Term Loan–1st Lien, 9.590% (SOFR CME +4.000%), 11/1/2026	3,206,263
1,028,220		J&J Ventures Gaming, LLC, Term Loan–1st Lien, 9.445% (SOFR CME +4.000%), 4/26/2028	1,021,469
1,927,268		Jack Ohio Finance, LLC, Term Loan–1st Lien, 10.195% (SOFR CME +4.750%), 10/4/2028	1,931,123
1,970,000		Light and Wonder International, Inc., 2024 Term Loan–1st Lien, 8.075% (SOFR CME +2.750%), 4/14/2029	1,976,698

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Gaming—continued
$ 1,396,500		Ontario Gaming GTA, LP, Term Loan B–1st Lien, 9.559% (SOFR CME +4.250%), 8/1/2030	$ 1,402,987
2,466,275		Scientific Games Holdings, LP, 2022 USD Term Loan B–1st Lien, 8.580% (SOFR CME +3.250%), 4/4/2029	2,468,655
		TOTAL	17,812,927
		Health Care—6.2%
997,449		AHP Health Partners, Inc., 2021 Term Loan B–1st Lien, 8.941% (SOFR CME +3.500%), 8/24/2028	1,000,566
4,366,305		Athenahealth Group, Inc., 2022 Term Loan B–1st Lien, 8.580% (SOFR CME +3.250%), 2/15/2029	4,335,960
941,734		Avantor Funding, Inc., 2021 Term Loan B5–1st Lien, 7.680% (SOFR CME +2.250%), 11/8/2027	944,249
11,965		Curium BidCo S.a r.l., 2023 USD Term Loan B–1st Lien, 9.809% (SOFR CME +4.500%), 7/31/2029	12,040
3,000,000		Ensemble RCM, LLC, 2024 Term Loan B–1st Lien, 8.317% (SOFR CME +3.000%), 8/1/2029	3,010,200
890,763		Fortrea Holdings, Inc., Term Loan B–1st Lien, 9.080% (SOFR CME +3.750%), 7/1/2030	894,473
2,339,087		Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B–1st Lien, 7.459% (SOFR CME +2.000%), 11/15/2027	2,269,932
1,995,000		IQVIA, Inc., 2023 USD Term Loan B4–1st Lien, 7.309% (SOFR CME +2.000%), 1/2/2031	2,006,940
997,462		MDVIP, Inc., 2021 Term Loan–1st Lien, 8.941% (SOFR CME +3.500%), 10/16/2028	999,347
1,175,000	[2]	Medline Borrower, LP, 2024 Term Loan B–1st Lien, TBD, 10/23/2028	1,179,283
3,566,270		Medline Borrower, LP, USD Term Loan B–1st Lien, 8.441% (SOFR CME +3.000%), 10/23/2028	3,578,021
2,000,000		MH Sub I, LLC, 2021 Term Loan–2nd Lien, 11.580% (SOFR CME +6.250%), 2/23/2029	1,933,390
2,487,469		MH Sub I, LLC, 2023 Term Loan–1st Lien, 9.580% (SOFR CME +4.250%), 5/3/2028	2,475,591
1,200,006		National Mentor Holdings, Inc., 2021 Term Loan–1st Lien, 9.159% –9.180% (SOFR CME +3.750%), 3/2/2028	1,132,751
15,419		National Mentor Holdings, Inc., 2021 Term Loan C–1st Lien, 9.159% (SOFR CME +3.750%), 3/2/2028	14,555
2,590,388		Parexel International Corp., 2021 Term Loan–1st Lien, 8.691% (SOFR CME +3.250%), 11/15/2028	2,599,221
1,922,202		Waystar Technologies, Inc., 2024 Term Loan B–1st Lien, 9.330% (SOFR CME +4.000%), 10/22/2029	1,929,410
		TOTAL	30,315,929
		Industrial - Other—3.4%
1,000,000		Artera Services, LLC, 2024 Term Loan–1st Lien, 9.809% (SOFR CME +4.500%), 2/15/2031	1,005,000
900,000	[2]	CD&R Hydra Buyer, Inc., 2024 Term Loan B–1st Lien, TBD, 3/25/2031	903,096
1,479,975		FCG Acquisitions, Inc., 2022 Incremental Term Loan–1st Lien, 10.059% (SOFR CME +4.750%), 3/31/2028	1,485,066
933,109		Filtration Group Corp., 2021 Incremental Term Loan–1st Lien, 8.945% (SOFR CME +3.500%), 10/21/2028	936,319
2,222,019		Filtration Group Corp., 2023 USD Term Loan–1st Lien, 9.695% (SOFR CME +4.250%), 10/21/2028	2,231,607
1,500,000		Fluid-Flow Products, Inc., Term Loan–2nd Lien, 12.191% (SOFR CME +6.750%), 3/30/2029	1,438,747
3,096,875		Madison IAQ, LLC, Term Loan–1st Lien, 8.693% (SOFR CME +3.250%), 6/21/2028	3,096,070
1,031,877		Resideo Funding, Inc., 2021 Term Loan–1st Lien, 7.683% –7.690% (SOFR CME +2.250%), 2/11/2028	1,033,492
1,985,025		Roper Industrial Products Investment Co., LLC, 2023 USD Term Loan–1st Lien, 9.348% (SOFR CME +4.000%), 11/22/2029	1,999,089
2,212,804		SPX Flow, Inc., 2022 Term Loan–1st Lien, 9.926% (SOFR CME +4.500%), 4/5/2029	2,224,676
		TOTAL	16,353,162
		Insurance - P&C—8.1%
2,271,878		AmWINS Group, Inc., 2021 Term Loan B–1st Lien, 7.695% (SOFR CME +2.250%), 2/19/2028	2,274,718
987,500		AmWINS Group, Inc., 2023 Incremental Term Loan B–1st Lien, 8.195% (SOFR CME +2.750%), 2/19/2028	990,517
1,616,886		AssuredPartners, Inc., 2020 Term Loan B–1st Lien, 8.941% (SOFR CME +3.500%), 2/12/2027	1,620,379
1,869,119		AssuredPartners, Inc., 2021 Term Loan B–1st Lien, 8.941% (SOFR CME +3.500%), 2/12/2027	1,872,857
985,050		AssuredPartners, Inc., 2023 Term Loan B4–1st Lien, 9.076% (SOFR CME +3.750%), 2/12/2027	987,311
1,013,379		Asurion, LLC, 2020 Term Loan B8–1st Lien, 8.691% (SOFR CME +3.250%), 12/23/2026	995,280
935,532		Asurion, LLC, 2021 Term Loan B9–1st Lien, 8.691% (SOFR CME +3.250%), 7/31/2027	901,287
3,735,014		Broadstreet Partners, Inc., 2023 Term Loan B3–1st Lien, 9.080% (SOFR CME +3.750%), 1/27/2029	3,750,421
2,500,000		Homeserve USA Holding Corp., Term Loan–1st Lien, 8.329% (SOFR CME +3.000%), 10/21/2030	2,509,062
4,895,000		HUB International Ltd., 2024 Term Loan B–1st Lien, 8.574% (SOFR CME +3.250%), 6/20/2030	4,902,318
2,400,000		Jones DesLauriers Insurance Management, Inc., 2024 Term Loan B–1st Lien, 8.805% (SOFR CME +3.500%), 3/15/2030	2,403,000
2,777,334		NFP Corp., 2020 Term Loan–1st Lien, 8.695% (SOFR CME +3.250%), 2/16/2027	2,783,930
2,383,459		Ryan Specialty Group, LLC, Term Loan–1st Lien, 8.080% (SOFR CME +2.750%), 9/1/2027	2,389,716
3,504,424		Sedgwick Claims Management Services, Inc., 2023 Term Loan B–1st Lien, 9.076% (SOFR CME +3.750%), 2/24/2028	3,514,779
2,800,000	[2]	Truist Insurance Holdings, LLC, Term Loan–1st Lien, TBD, 3/24/2031	2,798,824

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Insurance - P&C—continued
$ 1,000,000	[2]	Truist Insurance Holdings, LLC, Term Loan–2nd Lien, TBD, 3/8/2032	$ 1,007,605
997,500		USI, Inc., 2023 Acquisition Term Loan–1st Lien, 8.598% (SOFR CME +3.250%), 9/27/2030	999,445
2,683,348		USI, Inc., 2023 Term Loan B–1st Lien, 8.348% (SOFR CME +3.000%), 11/22/2029	2,687,816
		TOTAL	39,389,265
		Leisure—1.1%
1,307,501		Alterra Mountain Co., 2023 Term Loan B–1st Lien, 9.180% (SOFR CME +3.750%), 5/31/2030	1,315,673
1,885,750		Carnival Corp., 2023 Term Loan B–1st Lien, 8.319% (SOFR CME +3.000%), 8/8/2027	1,890,860
2,100,000		Delta 2 (LUX) S.a.r.l., 2022 Term Loan B–1st Lien, 7.559% (SOFR CME +2.250%), 1/15/2030	2,104,725
		TOTAL	5,311,258
		Lodging—0.2%
995,000		Wyndham Hotels & Resorts, Inc., 2023 Term Loan B–1st Lien, 7.676% (SOFR CME +2.250%), 5/24/2030	999,667
		Media Entertainment—3.6%
1,201,502		AppLovin Corp., 2024 Term Loan (2028)–1st Lien, 7.830% (SOFR CME +2.500%), 10/25/2028	1,202,421
1,417,944		AppLovin Corp., 2024 Term Loan (2030)–1st Lien, 7.830% (SOFR CME +2.500%), 8/16/2030	1,418,830
2,093,183		Aragorn Parent Corp., Term Loan–1st Lien, 9.577% (SOFR CME +4.250%), 12/15/2028	2,102,351
2,092,462		Emerald Expositions Holding, Inc., 2017 Term Loan B–1st Lien, 10.426% (SOFR CME +5.000%), 5/22/2026	2,105,540
1,947,650		Gray Television, Inc., 2021 Term Loan D–1st Lien, 8.440% (SOFR CME +3.000%), 12/1/2028	1,831,337
1,712,611		iHeartCommunications, Inc., 2020 Incremental Term Loan–1st Lien, 8.695% (SOFR CME +3.250%), 5/1/2026	1,496,034
1,500,000		Magnite, Inc., 2024 Term Loan B–1st Lien, 9.596% –9.821% (SOFR CME +4.500%), 2/6/2031	1,504,380
28,387		NEP Group, Inc., 2023 Incremental Term Loan B–1st Lien, 9.441% (SOFR CME +4.000%), 8/19/2026	27,181
1,528,190		Nexstar Broadcasting, Inc., 2019 Term Loan B4–1st Lien, 7.945% (SOFR CME +2.500%), 9/18/2026	1,530,314
526,866		Outfront Media Capital, LLC, 2019 Term Loan B–1st Lien, 7.076% (SOFR CME +1.750%), 11/18/2026	526,866
1,471,288		Sinclair Television Group, Inc., 2022 Term Loan B4–1st Lien, 9.180% (SOFR CME +3.750%), 4/21/2029	1,181,326
955,214		Univision Communications, Inc., 2022 Term Loan B–1st Lien, 8.695% (SOFR CME +3.250%), 1/31/2029	954,718
1,866,750		Univision Communications, Inc., 2022 Term Loan B–1st Lien, 9.559% (SOFR CME +4.250%), 6/24/2029	1,873,050
		TOTAL	17,754,348
		Metals & Mining—0.3%
1,456,376		Grinding Media, Inc., 2021 Term Loan B–1st Lien, 9.591% (SOFR CME +4.000%), 10/12/2028	1,452,735
		Oil Field Services—0.3%
1,355,383		ChampionX Corp., 2022 Term Loan B2–1st Lien, 8.180% (SOFR CME +2.750%), 6/7/2029	1,363,346
		Packaging—3.7%
2,992,500		Berry Global, Inc., 2023 Term Loan AA–1st Lien, 7.182% (SOFR CME +1.750%), 7/1/2029	2,994,654
4,288,544		Charter NEX US, Inc., 2024 Term Loan B–1st Lien, 8.826% (SOFR CME +3.500%), 12/1/2027	4,301,217
4,102,115		Clydesdale Acquisition Holdings, Inc., Term Loan B–1st Lien, 9.105% (SOFR CME +3.675%), 4/13/2029	4,112,370
1,485,000		Mauser Packaging Solutions Holding Co., Term Loan B–1st Lien, 9.326% (SOFR CME +4.000%), 8/14/2026	1,491,913
1,496,247		Proampac PG Borrower, LLC, 2023 Term Loan–1st Lien, 9.798% –9.823% (SOFR CME +4.500%), 9/15/2028	1,500,736
4,000,000		RLG Holdings, LLC, 2021 Term Loan–2nd Lien, 12.945% (SOFR CME +7.500%), 7/6/2029	3,670,000
		TOTAL	18,070,890
		Pharmaceuticals—1.0%
1,543,800		ICON Luxembourg S.a.r.l., 2024 LUX Term Loan B–1st Lien, 7.320% (SOFR CME +2.000%), 7/3/2028	1,549,327
1,608,702		Jazz Financing Lux S.a.r.l., 2024 Term Loan B–1st Lien, 8.445% (SOFR CME +3.000%), 5/5/2028	1,618,756
1,506,056		Organon & Co., USD Term Loan–1st Lien, 8.433% (SOFR CME +3.000%), 6/2/2028	1,513,278
385,603		PRA Health Sciences, Inc., 2024 US Term Loan B–1st Lien, 7.309% (SOFR CME +2.000%), 7/3/2028	386,983
		TOTAL	5,068,344
		Restaurant—1.2%
3,491,250		1011778 B.C. Unlimited Liability Co., 2023 Term Loan B5–1st Lien, 7.580% (SOFR CME +2.250%), 9/20/2030	3,493,432
2,119,263		IRB Holding Corp., 2024 Term Loan B–1st Lien, 8.176% (SOFR CME +2.750%), 12/15/2027	2,122,251
		TOTAL	5,615,683
		Retailers—0.2%
992,500		Sally Holdings, LLC, 2023 CovLite Term Loan B–1st Lien, 7.576% (SOFR CME +2.250%), 2/28/2030	994,152

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Services—1.3%
$ 1,853,763		Covetrus, Inc., Term Loan–1st Lien, 10.309% (SOFR CME +5.000%), 10/13/2029	$ 1,858,267
2,161,666		Service Logic Acquisition, Inc, Term Loan–1st Lien, 9.574% (SOFR CME +4.000%), 10/29/2027	2,164,368
1,204,711		USIC Holdings, Inc., 2021 Term Loan–1st Lien, 9.069% –9.110% (SOFR CME +3.500%), 5/12/2028	1,203,916
1,000,000		USIC Holdings, Inc., 2021 Term Loan–2nd Lien, 12.110% (SOFR CME +6.500%), 5/14/2029	995,000
		TOTAL	6,221,551
		Technology—22.5%
1,958,854		Altar Bidco, Inc., 2021 Term Loan–1st Lien, 7.947% (SOFR CME +3.100%), 2/1/2029	1,959,343
1,500,000		Altar Bidco, Inc., 2021 Term Loan–2nd Lien, 10.399% (SOFR CME +5.600%), 2/1/2030	1,485,473
2,134,063		Applied Systems, Inc., 2024 Term Loan–1st Lien, 8.809% (SOFR CME +3.500%), 2/24/2031	2,149,311
1,912,975		Atlas Purchaser, Inc., 2021 Term Loan–1st Lien, 10.826% (SOFR CME +5.250%), 5/8/2028	1,147,393
1,000,000		Atlas Purchaser, Inc., 2021 Term Loan–2nd Lien, 14.586% (SOFR CME +9.000%), 5/7/2029	250,000
3,211,196		Banff Merger Sub, Inc., 2023 USD Term Loan–1st Lien, 9.580% (SOFR CME +4.250%), 12/29/2028	3,235,617
1,967,538		Barracuda Networks, Inc., 2022 Term Loan–1st Lien, 9.813% (SOFR CME +4.500%), 8/15/2029	1,959,914
1,000,000		Barracuda Networks, Inc., 2022 Term Loan–2nd Lien, 12.313% (SOFR CME +7.000%), 8/15/2030	902,710
2,850,000		Camelot U.S. Acquisition, LLC, 2024 Term Loan B–1st Lien, 8.076% (SOFR CME +2.750%), 1/31/2031	2,852,137
1,955,000		CCC Intelligent Solutions, Inc., Term Loan–1st Lien, 7.691% (SOFR CME +2.250%), 9/21/2028	1,956,222
2,586,125		Central Parent, Inc., 2023 Term Loan B–1st Lien, 9.309% (SOFR CME +4.000%), 7/6/2029	2,596,754
4,320,654		Cloud Software Group, Inc., 2022 USD Term Loan B–1st Lien, 9.909% (SOFR CME +4.500%), 3/30/2029	4,305,899
2,690,195		Cloudera, Inc., 2021 Term Loan–1st Lien, 9.180% (SOFR CME +3.750%), 10/8/2028	2,684,317
1,000,000		Cloudera, Inc., 2021 Term Loan–2nd Lien, 11.430% (SOFR CME +6.000%), 10/8/2029	993,750
1,434,232		CoreLogic, Inc., Term Loan–1st Lien, 8.945% (SOFR CME +3.500%), 6/2/2028	1,405,884
2,245,673		Cvent, Inc., 2023 Term Loan B–1st Lien, 9.098% (SOFR CME +3.750%), 6/17/2030	2,251,759
2,500,000		Dayforce, Inc., Term Loan B–1st Lien, 7.830% (SOFR CME +2.500%), 2/26/2031	2,506,262
2,433,210		DCert Buyer, Inc., 2019 Term Loan B–1st Lien, 9.330% (SOFR CME +4.000%), 10/16/2026	2,424,864
1,172,247		Diebold Nixdorf, Inc., 2023 Exit Term Loan–1st Lien, 12.820% (SOFR CME +7.500%), 8/11/2028	1,227,343
2,375,649		Epicor Software Corp., 2020 Term Loan–1st Lien, 8.691% (SOFR CME +3.250%), 7/30/2027	2,386,731
1,750,000		Genesys Cloud Services Holdings II, LLC, Term Loan B–1st Lien, 9.191% (SOFR CME +3.750%), 12/1/2027	1,758,759
911,069		Go Daddy Operating Co., LLC, 2021 Term Loan B4–1st Lien, 7.445% (SOFR CME +2.000%), 8/10/2027	912,454
746,062		GoTo Group, Inc., 2024 First Out Term Loan–1st Lien, 10.076% (SOFR CME +4.750%), 4/30/2028	713,265
1,030,276		GoTo Group, Inc., 2024 Second Out Term Loan–1st Lien, 10.173% (SOFR CME +4.750%), 4/30/2028	793,828
2,426,390		Greeneden U.S. Holdings II, LLC, 2020 USD Term Loan B4–1st Lien, 9.441% (SOFR CME +4.000%), 12/1/2027	2,436,350
1,765,252		II-VI, Inc., 2022 Term Loan B–1st Lien, 8.195% (SOFR CME +2.750%), 7/2/2029	1,769,364
2,493,750		Iron Mountain, Inc., 2023 Term Loan B–1st Lien, 7.580% (SOFR CME +2.250%), 1/31/2031	2,479,199
2,375,000		Marcel LUX IV S.a.r.l., 2023 USD Term Loan B–1st Lien, 9.810% (SOFR CME +4.500%), 11/11/2030	2,396,897
3,732,907		McAfee, LLC, 2022 USD Term Loan B–1st Lien, 9.176% (SOFR CME +3.750%), 3/1/2029	3,734,736
500,000		Mitchell International, Inc., 2021 Term Loan–2nd Lien, 11.941% (SOFR CME +6.500%), 10/15/2029	500,313
2,209,228		Mitchell International, Inc., 2021 Term Loan B–1st Lien, 9.195% (SOFR CME +3.750%), 10/15/2028	2,212,630
4,785,223		MLN US HoldCo, LLC, 2018 Term Loan–1st Lien, 9.929% (SOFR CME +4.500%), 11/30/2025	590,162
2,743,875		NCR Atleos, LLC, Term Loan B–1st Lien, 10.163% –10.176% (SOFR CME +4.750%), 3/27/2029	2,761,038
1,500,000		NEXUS Buyer, LLC, 2021 Term Loan–2nd Lien, 11.676% (SOFR CME +6.250%), 11/5/2029	1,494,375
1,518,437		Open Text Corp., 2023 Term Loan B–1st Lien, 8.176% (SOFR CME +2.750%), 1/31/2030	1,522,757
2,760,035		Optiv Security, Inc., 2023 Term Loan–1st Lien, 10.574% (SOFR CME +5.250%), 7/31/2026	2,681,181
2,696,441		Planview Parent, Inc., Term Loan–1st Lien, 9.610% (SOFR CME +4.000%), 12/17/2027	2,693,528
1,500,000		Project Alpha Intermediate Holding, Inc., 2023 Term Loan B–1st Lien, 10.063% (SOFR CME +4.750%), 10/28/2030	1,509,893
1,446,440		Project Boost Purchaser, LLC, 2021 Incremental Term Loan–1st Lien, 8.945% –9.071% (SOFR CME +3.500%), 5/30/2026	1,451,604
3,795,153	[2]	Proofpoint, Inc., 2024 Fungible Term Loan B–1st Lien, TBD, 8/31/2028	3,801,339
2,139,873		Quartz Acquireco, LLC, Term Loan B–1st Lien, 8.809% (SOFR CME +3.500%), 6/28/2030	2,149,909
2,488,762		Renaissance Holding Corp., 2024 Term Loan–1st Lien, 9.576% (SOFR CME +4.250%), 4/5/2030	2,496,540
2,552,772		Rocket Software, Inc., 2023 USD Term Loan B–1st Lien, 10.080% (SOFR CME +4.750%), 11/28/2028	2,537,302
2,297,038		S2P Acquisition Borrower, Inc., Term Loan–1st Lien, 9.426% (SOFR CME +4.000%), 8/14/2026	2,304,239

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$ 2,650,918		Severin Acquisition, LLC, 2018 Term Loan B–1st Lien, 8.313% (SOFR CME +3.250%), 8/1/2027	$ 2,659,481
2,920,484		Sophia, LP, 2024 Term Loan B–1st Lien, 8.926% (SOFR CME +3.500%), 10/9/2029	2,936,546
772,647		SS&C Technologies, Inc., 2022 Term Loan B6–1st Lien, 7.680% (SOFR CME +2.250%), 3/22/2029	774,401
1,012,372		SS&C Technologies, Inc., 2022 Term Loan B7–1st Lien, 7.680% (SOFR CME +2.250%), 3/22/2029	1,014,670
2,500,000	[2]	Station Casinos, LLC, 2024 Term Loan B–1st Lien, TBD, 3/14/2031	2,499,712
2,323,621		Tempo Acquisition, LLC, 2023 Term Loan B–1st Lien, 8.080% (SOFR CME +2.750%), 8/31/2028	2,333,601
1,244,828		UKG, Inc., 2021 Term Loan–2nd Lien, 10.680% (SOFR CME +5.250%), 5/3/2027	1,258,054
1,453,994		UKG, Inc., 2024 Term Loan B–1st Lien, 8.814% (SOFR CME +3.500%), 2/10/2031	1,463,307
2,995,000		Vertiv Group Corp., 2023 Term Loan B–1st Lien, 7.937% (SOFR CME +2.500%), 3/2/2027	3,004,824
2,157,468		VS Buyer, LLC, Term Loan B–1st Lien, 8.575% (SOFR CME +3.250%), 2/28/2027	2,162,873
1,338,750		World Wide Technology Holding Co., LLC, Term Loan–1st Lien, 8.175% (SOFR CME +3.250%), 3/1/2030	1,349,627
		TOTAL	109,840,441
		Transportation Services—0.4%
1,873,097		Genesee & Wyoming, Inc. (New), Term Loan–1st Lien, 7.448% (SOFR CME +2.000%), 12/30/2026	1,876,431
		Utility - Electric—1.2%
1,997,972		Calpine Construction Finance Co., LP, 2023 Refinancing Term Loan B–1st Lien, 7.580% (SOFR CME +2.250%), 7/31/2030	1,998,102
653,846		Calpine Corp., 2024 Term Loan B5–1st Lien, 7.330% (SOFR CME +2.000%), 12/16/2027	653,977
2,992,500		Vistra Operations Co., LLC, 1st Loan B3–1st Lien, 7.330% (SOFR CME +2.000%), 12/20/2030	2,992,979
		TOTAL	5,645,058
		Wireless Communications—0.4%
2,139,458		Iridium Satellite, LLC, 2023 Term Loan B–1st Lien, 7.826% (SOFR CME +2.500%), 9/20/2030	2,141,244
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $414,469,277)	410,685,771
		CORPORATE BONDS—5.8%
		Aerospace/Defense—0.2%
900,000		TransDigm, Inc., 144A, 6.375%, 3/1/2029	903,927
		Airlines—0.2%
750,000		American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	745,361
325,000		Mileage Plus Holdings LLC, 144A, 6.500%, 6/20/2027	327,051
		TOTAL	1,072,412
		Automotive—0.3%
700,000		Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	710,103
1,000,000		Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	1,003,388
		TOTAL	1,713,491
		Banking—0.1%
350,000		Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	347,641
		Cable Satellite—0.2%
1,125,000		Ziggo Finance B.V., Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	1,109,538
		Consumer Cyclical Services—0.1%
500,000		Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	513,160
		Consumer Products—0.1%
700,000		BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	684,127
		Diversified Manufacturing—0.5%
1,250,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	1,264,414
1,075,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	1,076,551
		TOTAL	2,340,965
		Finance Companies—0.7%
800,000	[1]	American Express Co., Sr. Unsecd. Note, 6.113% (SOFR +0.760%), 2/13/2026	802,303
250,000	[1]	American Express Co., Sr. Unsecd. Note, 6.289% (SOFR +0.930%), 3/4/2025	251,402
1,150,000		Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 8.125%, 3/30/2029	1,217,231

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Finance Companies—continued
$ 1,000,000		United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	$ 991,895
		TOTAL	3,262,831
		Financial Institutions—0.1%
500,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.650%, 1/27/2026	489,386
		Gaming—0.8%
1,000,000		Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	935,328
900,000		Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	884,014
1,200,000		Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	1,158,834
1,000,000		Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2028	1,007,993
		TOTAL	3,986,169
		Health Care—0.3%
1,350,000		Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	1,235,184
		Independent Energy—0.3%
1,350,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	1,347,644
		Lodging—0.1%
300,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	309,336
		Media Entertainment—0.2%
1,000,000		iHeartCommunications, Inc., 6.375%, 5/1/2026	853,957
		Midstream—0.2%
475,000		EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.375%, 4/1/2029	478,862
500,000		EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	513,082
		TOTAL	991,944
		Oil Field Services—0.3%
1,325,000		USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	1,342,345
		Packaging—0.3%
2,000,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	1,262,150
		Retailers—0.2%
1,100,000		Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	1,084,455
		Technology—0.6%
1,000,000		Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025	1,001,668
2,275,000		Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	2,164,440
		TOTAL	3,166,108
		TOTAL CORPORATE BONDS (IDENTIFIED COST $28,480,476)	28,016,770
		ASSET-BACKED SECURITIES—1.0%
		Automotive—0.5%
111,909		BMW Vehicle Lease Trust 2023-1, Class A2, 5.270%, 2/25/2025	111,890
409,724	[1]	Chesapeake Funding II LLC 2023-1A, Class A2, 6.568% (30-DAY AVERAGE SOFR +1.250%), 5/15/2035	409,860
307,772		Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	308,318
237,613		Enterprise Fleet Financing LLC 2023-1, Class A2, 5.510%, 1/22/2029	237,303
439,128		GM Financial Securitized Term 2023-1, Class A2A, 5.190%, 3/16/2026	438,466
86,000	[1]	Toyota Auto Receivables Owner 2022-D, Class A2B, 6.015% (CME Term SOFR 1 Month +0.690%), 1/15/2026	86,075
451,953		Toyota Auto Receivables Owner Trust 2023-A, Class A2, 5.050%, 1/15/2026	451,370
338,437		Volkswagen Auto Lease Trust 2022-A, Class A3, 3.440%, 7/21/2025	336,985
		TOTAL	2,380,267
		Credit Card—0.4%
750,000		Evergreen Credit Card Trust 2022-CRT2 C, Class C, 7.440%, 11/16/2026	749,676
850,000		Evergreen Credit Card Trust 2022-CRT2, Class B, 6.560%, 11/16/2026	853,551
600,000		Evergreen Credit Card Trust Series 2023-CRT3, Class B, 6.580%, 2/16/2027	604,167
		TOTAL	2,207,394

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—0.1%
$ 463,210		DLLAD LLC 2023-1A, Class A2, 5.190%, 4/20/2026	$ 462,082
		Other—0.0%
43,807		MMAF Equipment Finance LLC 2022-B, Class A2, 5.570%, 9/9/2025	43,809
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $5,089,302)	5,093,552
		COMMON STOCKS—0.0%
		Aerospace/Defense—0.0%
46,202	[3]	Constellis Holdings LLC	15,016
		Health Care—0.0%
180,104	[3]	Carestream Health, Inc.	54,031
		TOTAL COMMON STOCKS (IDENTIFIED COST $4,254,499)	69,047
		EXCHANGE-TRADED FUNDS—6.9%
1,004,245		Invesco Senior Loan ETF	21,239,782
288,000		SPDR Blackstone Senior Loan ETF	12,127,680
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $33,253,146)	33,367,462
		INVESTMENT COMPANY—7.2%
35,232,477		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.37%[4] (IDENTIFIED COST $35,234,971)	35,236,000
		TOTAL INVESTMENT IN SECURITIES—105.2% (IDENTIFIED COST $520,781,671)	512,468,602
		OTHER ASSETS AND LIABILITIES - NET—(5.2)%[5]	(25,254,214)
		TOTAL NET ASSETS—100%	$487,214,388
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2024, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 6/30/2023	$7,715,875
Purchases at Cost	$205,349,818
Proceeds from Sales	$(177,833,424)
Change in Unrealized Appreciation/Depreciation	$1,448
Net Realized Gain/(Loss)	$2,283
Value as of 3/31/2024	$35,236,000
Shares Held as of 3/31/2024	35,232,477
Dividend Income	$761,367

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of the security represents unsettled loan commitments at March 31, 2024 where the rate will be determined at time of settlement.
3	Non-income-producing security.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities and floating rate loans are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$410,685,771	$—	$410,685,771
Corporate Bonds	—	28,016,770	—	28,016,770
Asset-Backed Securities	—	5,093,552	—	5,093,552
Exchange-Traded Funds	33,367,462	—	—	33,367,462
Equity Securities:
Common Stocks
Domestic	—	69,047	—	69,047
Investment Company	35,236,000	—	—	35,236,000
TOTAL SECURITIES	$68,603,462	$443,865,140	$—	$512,468,602

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
SOFR	—Secured Overnight Financing Rate
TBD	—To Be Determined
USD	—United States Dollar